American Depositary Shares ("ADS") Plan	12 Months Ended
Dec. 31, 2019
American Depositary Shares Plan [Abstract]
American Depositary Shares ("ADS") Plan
17.	AMERICAN DEPOSITARY SHARES (“ADS”) PLAN

In September 2015, the Company issued 4,000,000 ordinary shares to its American Depositary Receipt bank and in exchange received 800,000 ADSs under the 2004 Plan and 2014 Plan. As of December 31, 2019, 1,083,955 shares were available for future exercise of options and vesting of granted shares.

In April 2019, the Company issued 4,000,000 ordinary shares to its American Depositary Receipt bank and in exchange received 800,000 ADSs under the 2004 Plan and 2014 Plan. As of December 31, 2019, 4,000,000 shares were available for future exercise of options and vesting of granted shares.